Operating segments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue by client concentration
Revenue	R$ 1,444,380	R$ 956,519	R$ 677,133
Top client
Revenue by client concentration
Revenue	283,311	190,599	97,248
Top 10 clients
Revenue by client concentration
Revenue	R$ 913,890	R$ 644,722	R$ 417,547